Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses

Note 3—Accrued Expenses:

Accrued expenses consisted of the following:

	June 30, 2012	December 31, 2011
Accrued licensor transition costs	$10,751,011	$—
Accrued clinical cost	1,298,145	—
Accrued compensation	975,607	308,936
Accrued legal fees	91,104	149,055
Other	15,834	41,551

Totals	$13,131,701	$499,542

In accordance with the license agreement, the Company requested that the licensor continue direct management of the ongoing clinical trials until such time as operational responsibility could be absorbed by the Company and/or its agents. The accrued licensor transition costs represents the Company’s estimate of such costs for the six months ended June 30, 2012, and will be adjusted accordingly as the actual costs become known.

Note 5—Accrued Expenses: Accrued expenses at December 31 consisted of the following:

	2011	2010
Accrued legal fees	$149,055	$—
Accrued compensation	308,936	—
Other	41,551	—

Totals	$499,542	$—